Investment Securities	12 Months Ended
Dec. 31, 2013
Investment Securities

Note 3. Investment Securities

The amortized cost and fair value of investment securities at December 31, 2013 and 2012 are as follows:

2013	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S. Government agencies	$316,305,125	$98,740	$33,587,465	$282,816,400
Mortgage-backed securities	16,476,430	719,825	29,861	17,166,394
State, County, Municipals	96,258,584	2,309,291	3,140,470	95,427,405
Other investments	3,025,451	—	259,248	2,766,203

Total	$432,065,590	$3,127,856	$37,017,044	$398,176,402

2012	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S. Government agencies	$269,196,449	$546,153	$628,701	$269,110,901
Mortgage-backed securities	36,386,126	2,054,119	18,944	38,421,301
State, County, Municipals	105,300,892	5,640,711	372,243	110,569,360
Other investments	3,093,462	—	287,209	2,806,253

Total	$413,973,929	$8,240,983	$1,307,097	$420,907,815

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2013 and 2012 (in thousands):

December 31, 2013	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U. S.
Government agencies	$255,350	$29,954	$26,367	$3,633	$281,717	$33,587
Mortgage backed securities	3,581	30	—	—	3,581	30
State, County, Municipal	20,131	1,461	10,014	1,680	30,145	3,141
Other investments	—	—	2,766	259	2,766	259

Total	$279,062	$31,445	$39,147	$5,572	$318,209	$37,017

December 31, 2012	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U. S.
Government agencies	$98,074	$629	$—	$—	$98,074	$629
Mortgage backed securities	7,359	19	—	—	7,359	19
State, County, Municipal	14,466	371	260	1	14,726	372
Other investments	—	—	2,806	287	2,806	287

Total	$119,899	$1,019	$3,066	$288	$122,965	$1,307

Investment Securities.

The Company’s unrealized losses on its Obligations of U. S. Government agencies, Mortgage backed securities and State, County and Municipal bonds are the result of upward trend in interest rates, mainly in the mid-term sector. None of the unrealized losses disclosed in the previous table are related to credit deterioration. The Company has determined that none of the securities in this classification are other-than-temporarily impaired at December 31, 2013 or 2012.

Other investments. The Company’s unrealized loss on other investments relates to an investment in a pooled trust preferred security. The decline in value of the pooled trust preferred security is related to the deterioration of the markets for these types of securities brought about by the lowered credit ratings and past deferrals and defaults of the underlying issuing financial institutions. However, due to the reductions in defaults and deferrals during the year, the unrealized losses have improved from $287,209 in 2012 to $259,248 in 2013. The Company owns a senior tranche of this security and therefore has a higher degree of which future deferrals and defaults would be required before the cash flow for the Company’s tranche is negatively impacted. The Company does not intend to sell this security and it is not more likely than not that the Company will be required to sell at a price less than amortized cost prior to maturity. Given these factors, the Company does not consider the investment to be other-than-temporarily impaired at December 31, 2013 or 2012. This security is not subject to any of the restrictions put forth under the Volcker Rule that was brought about by the passage of the Dodd-Frank Act.

The amortized cost and estimated fair value of securities at December 31, 2013, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized Cost	Fair Value
Securities available-for-sale
Due in one year or less	$2,429,035	2,448,452
Due after one year through five years	25,040,034	26,060,534
Due after five years through ten years	106,046,230	101,286,491
Due after ten years	298,550,291	268,380,925

Total	$432,065,590	398,176,402

Investment securities with carrying values of $133,977,764 and $107,788,715 at December 31, 2013 and 2012, respectively, were pledged as collateral for public deposits.

Gross realized gains and losses are included in net gains on sales of securities. Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2013	2012	2011
Gross realized gains	$1,039,793	$459,934	$715,223
Gross realized losses	616,405	—	—

	$423,388	$459,934	$715,223